May 29, 2020

BY EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Versus Capital Multi-Manager Real Estate Income Fund LLC (Registration Nos. 333-236968 and 811-22534)

Ladies and Gentlemen:

On behalf of Versus Capital Multi-Manager Real Estate Income Fund LLC (the “Fund”), a Delaware limited liability company, we are filing today, pursuant to Rule 486(a) under the Securities Act of 1933, as amended, by electronic submission via EDGAR,  Post-Effective Amendment No. 1 (the “Amendment”) to the Fund’s Registration Statement on Form N-2.

The Amendment is being submitted to make changes to the Fund’s Prospectus and Statement of Additional Information.

Please direct any questions or comments on the enclosed to the attention of Sarah Clinton of Ropes & Gray LLP at (617) 951-7375.  Thank you for your attention in this matter.

Very truly yours,

/s/ Steve Andersen

cc:	David C. Sullivan, Ropes & Gray LLP Sarah Clinton, Ropes & Gray LLP